UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300
         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     110

Form13F Information Table Value Total:     $333,745 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2767    26025 SH       Sole                    24871              1154
                                                                24      230 SH       Other                     230
AT&T Inc                       COM              00206R102     3145    85716 SH       Sole                    82232              3484
                                                                36      972 SH       Other                     705               267
Abbott Labs                    COM              002824100     1553    43961 SH       Sole                    41944              2017
                                                                13      370 SH       Other                     370
Amazon.com Inc                 COM              023135106     2733    10255 SH       Sole                     9862               393
                                                                22       83 SH       Other                      83
Apple                          COM              037833100     4919    11112 SH       Sole                    10597               515
                                                                47      107 SH       Other                     107
BHP Billiton Ltd.              COM              088606108     2507    36641 SH       Sole                    35026              1615
                                                                21      305 SH       Other                     305
Baidu Inc Spon ADR Rep A       COM              056752108      223     2545 SH       Sole                     2545
CME Group Inc Com              COM              12572Q105     2478    40359 SH       Sole                    38544              1815
                                                                25      400 SH       Other                     400
Campbell Soup                  COM              134429109     3269    72063 SH       Sole                    69156              2907
                                                                29      650 SH       Other                     650
Cardinal Health Inc            COM              14149Y108     2386    57318 SH       Sole                    54978              2340
                                                                24      585 SH       Other                     585
Caterpillar                    COM              149123101     2519    28961 SH       Sole                    27731              1230
                                                                25      285 SH       Other                     285
Charles Schwab New             COM              808513105     2802   158403 SH       Sole                   151838              6565
                                                                26     1455 SH       Other                    1455
ChevronTexaco Corp             COM              166764100     5234    44048 SH       Sole                    41319              2729
                                                                52      435 SH       Other                     285               150
Cisco Systems                  COM              17275R102     1653    79111 SH       Sole                    77114              1997
Clorox                         COM              189054109      196     2218 SH       Sole                     2192                26
                                                                13      148 SH       Other                                       148
Coca Cola                      COM              191216100     2979    73677 SH       Sole                    70573              3104
                                                                26      640 SH       Other                     640
Duke Energy Corp.              COM              26441c204     2780    38303 SH       Sole                    36608              1695
                                                                25      350 SH       Other                     350
E.I. du Pont de Nemours and Co COM              263534109     2661    54134 SH       Sole                    51764              2370
                                                                25      500 SH       Other                     500
EMC Corp                       COM              268648102     2854   119445 SH       Sole                   115015              4430
                                                                27     1150 SH       Other                    1150
Exxon Mobil Corporation        COM              30231G102     4558    50585 SH       Sole                    48862              1723
                                                                93     1030 SH       Other                     420               610
General Electric               COM              369604103     3504   151558 SH       Sole                   144898              6660
                                                                26     1120 SH       Other                    1120
Google Inc Cl-A                COM              38259P508     4174     5256 SH       Sole                     5070               186
                                                                37       47 SH       Other                      47
Hershey Foods                  COM              427866108     2240    25589 SH       Sole                    24484              1105
                                                                21      240 SH       Other                     240
Intel                          COM              458140100     3280   150217 SH       Sole                   143197              7020
                                                                28     1270 SH       Other                    1270
International Business Machine COM              459200101     4447    20851 SH       Sole                    19965               886
                                                               185      866 SH       Other                     141               725
Intuitive Surgical Inc         COM              46120e602      319      650 SH       Sole                      650
J P Morgan Chase & Co.         COM              46625H100     2619    55193 SH       Sole                    52687              2506
                                                                23      490 SH       Other                     490
Johnson & Johnson              COM              478160104     3932    48229 SH       Sole                    46541              1688
                                                                29      360 SH       Other                     360
McDonalds                      COM              580135101      389     3900 SH       Sole                     3900
Microsoft                      COM              594918104     2873   100420 SH       Sole                    97545              2875
                                                                29     1025 SH       Other                    1025
National Oilwell Varco Com     COM              637071101     1873    26468 SH       Sole                    25323              1145
                                                                19      270 SH       Other                     270
Nike Inc                       COM              654106103     3855    65323 SH       Sole                    62636              2687
                                                                37      625 SH       Other                     625
PG & E Corp                    COM              69331C108      236     5302 SH       Sole                     5302
Pfizer                         COM              717081103     2892   100193 SH       Sole                    92259              7934
                                                                28      980 SH       Other                     980
Procter & Gamble               COM              742718109     4199    54488 SH       Sole                    52019              2469
                                                                37      475 SH       Other                     475
Qualcomm Inc                   COM              747525103     3277    48951 SH       Sole                    47121              1830
                                                                29      430 SH       Other                     430
Schlumberger                   COM              806857108     2422    32335 SH       Sole                    31157              1178
                                                                22      300 SH       Other                     300
Southern Co                    COM              842587107      336     7162 SH       Sole                     7162
Starwood Hotels & Resorts Worl COM              85590a401     2706    42463 SH       Sole                    40647              1816
                                                                24      370 SH       Other                     370
Target Corporation             COM              87612E106     2664    38925 SH       Sole                    37318              1607
                                                                25      370 SH       Other                     370
Texas Instruments              COM              882508104     1600    45103 SH       Sole                    45103
United Parcel Service CL B     COM              911312106     2769    32235 SH       Sole                    30220              2015
                                                                24      285 SH       Other                     285
United Technologies            COM              913017109      285     3051 SH       Sole                     3007                44
                                                                35      373 SH       Other                                       373
Verizon Communications         COM              92343V104      288     5854 SH       Sole                     5494               360
                                                                 7      140 SH       Other                                       140
Visa Corp                      COM              92826c839     3190    18784 SH       Sole                    17953               831
                                                                25      145 SH       Other                     145
Walt Disney                    COM              254687106     2624    46192 SH       Sole                    43942              2250
                                                                24      420 SH       Other                     420
Wells Fargo                    COM              949746101     3326    89913 SH       Sole                    86193              3720
                                                                24      650 SH       Other                     650
Whole Foods Market Inc         COM              966837106      257     2958 SH       Sole                     2958
Health Care Select Sector      ETF              81369y209      564    12255 SH       Sole                    12255
SPDR S&P 500                   ETF              78462F103    35839   228757 SH       Sole                   219112              9645
                                                               420     2680 SH       Other                    2680
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     6624    31585 SH       Sole                    29832              1753
Technology Select Sector SPDR  ETF              81369y803    17978   593913 SH       Sole                   572246             21667
                                                               124     4095 SH       Other                    4095
Vanguard Pacific Stock ETF     ETF              922042866      850    14651 SH       Sole                    14651
Vanguard Total Stock Market ET ETF              922908769      698     8622 SH       Sole                     8302               320
iShares MSCI EAFE Index        ETF              464287465    53630   909291 SH       Sole                   871426             37865
                                                               412     6990 SH       Other                    6385               605
iShares Russell 1000 Growth In ETF              464287614    40380   565784 SH       Sole                   544979             20805
                                                               278     3895 SH       Other                    3895
iShares Russell 2000 Growth In ETF              464287648     1947    18090 SH       Sole                    18090
iShares Russell 2000 Value     ETF              464287630      213     2545 SH       Sole                     2545
iShares S&P 500 Index Fund     ETF              464287200     5473    34779 SH       Sole                    34289               490
iShares S&P Midcap 400/Growth  ETF              464287606     1619    12631 SH       Sole                    11916               715
                                                                 8       65 SH       Other                                        65
iShares S&P500/BARRA Growth    ETF              464287309      587     7120 SH       Sole                     7120
iShares Tr S&P 100 Idx Fd      ETF              464287101    21162   300475 SH       Sole                   290475             10000
                                                               124     1755 SH       Other                    1755
iShares Tr S&P Midcap 400      ETF              464287507    22507   195593 SH       Sole                   189175              6418
                                                               226     1960 SH       Other                    1815               145